LEASE LIABILITIES - Disclosure for lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease Liabilities [Line Items]
Additions	$ 8
Interest	93	$ 0
Payments	(339)
Effects of movement in exchange rates	54
Balance as at December 31, 2019	1,238
Less: Current portion	(164)
Non-Current Lease Liabilities	$ 1,074
Adoption of IFRS 16 [Member]
Lease Liabilities [Line Items]
Lease liabilities recognized on adoption of IFRS 16 on January 1, 2019		$ 1,422